Form N-1A Supplement	Feb. 28, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN INCOME FUNDS
JPMorgan Core Bond Fund
JPMorgan High Yield Fund
(each, a “Fund” and collectively, the “Funds”)
(each a series of JPMorgan Trust II)
(All Share Classes)
Supplement dated September 15, 2025
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2025, the Board of Trustees of JPMorgan Trust II has approved net expense ratio reductions for the Funds. Therefore, the “Annual Fund Operating Expenses” and “Example” tables in the Summary Prospectuses and Prospectuses for the Funds are hereby deleted in their entirety and replaced with the corresponding tables below:
Core Bond Fund
Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.28%	0.28%	0.28%

Distribution (Rule 12b‑1) Fees	0.25	0.75	NONE

Other Expenses	0.30	0.30	0.30

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses	0.05	0.05	0.05

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	0.84	1.34	0.59

Fee Waivers and/or Expense Reimbursements[1]	-0.14	-0.14	-0.14

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.70	1.20	0.45
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.70%, 1.20% and 0.45% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	444	620	810	1,361

CLASS C SHARES ($)	222	411	721	1,463

CLASS I SHARES ($)	46	175	315	725

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	444	620	810	1,361

CLASS C SHARES ($)	122	411	721	1,463

CLASS I SHARES ($)	46	175	315	725
Class R2, Class R3, Class R4, Class R5 and Class R6 Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R3		Class R4		Class R5		Class R6
Management Fees	0.28%		0.28%		0.28%		0.28%		0.28%

Distribution (Rule 12b‑1) Fees	0.50		0.25		NONE		NONE		NONE

Other Expenses	0.31		0.30		0.30		0.15		0.05

Service Fees		0.25		0.25		0.25		0.10		NONE

Remainder of Other Expenses		0.06		0.05		0.05		0.05		0.05

Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01		0.01

Total Annual Fund Operating Expenses	1.10		0.84		0.59		0.44		0.34

Fee Waivers and/or Expense Reimbursements[1]	-0.05		-0.04		-0.04		-0.04		-0.04

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.05		0.80		0.55		0.40		0.30
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.05%, 0.80%, 0.55%, 0.40% and 0.30% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	107	345	601	1,336
CLASS R3 SHARES ($)	82	264	462	1,033
CLASS R4 SHARES ($)	56	185	325	734
CLASS R5 SHARES ($)	41	137	242	551

CLASS R6 SHARES ($)	31	105	187	427
High Yield Fund
Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.50%	0.50%	0.50%

Distribution (Rule 12b‑1) Fees	0.25	0.75	NONE

Other Expenses	0.35	0.35	0.34

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses	0.10	0.10	0.09

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.11	1.61	0.85

Fee Waivers and/or Expense Reimbursements[1]	-0.26	-0.26	-0.25

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.85	1.35	0.60
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.85%, 1.35% and 0.60% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds for all Share Classes. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	459	690	939	1,654

CLASS C SHARES ($)	237	483	852	1,755

CLASS I SHARES ($)	61	246	447	1,026

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	459	690	939	1,654

CLASS C SHARES ($)	137	483	852	1,755

CLASS I SHARES ($)	61	246	447	1,026
Class R2, Class R3, Class R4, Class R5 and Class R6 Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R3		Class R4		Class R5		Class R6
Management Fees	0.50%		0.50%		0.50%		0.50%		0.50%

Distribution (Rule 12b‑1) Fees	0.50		0.25		NONE		NONE		NONE

Other Expenses	0.40		0.35		0.46		0.21		0.09

Service Fees		0.25		0.25		0.25		0.10		NONE

Remainder of Other Expenses		0.15		0.10		0.21		0.11		0.09

Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01		0.01

Total Annual Fund Operating Expenses	1.41		1.11		0.97		0.72		0.60

Fee Waivers and/or Expense Reimbursements[3]	-0.21		-0.16		-0.27		-0.17		-0.15

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.20		0.95		0.70		0.55		0.45
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.20%, 0.95%, 0.70%, 0.55% and 0.45% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26 at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	122	426	751	1,673

CLASS R3 SHARES ($)	97	337	596	1,337

CLASS R4 SHARES ($)	72	282	510	1,165

CLASS R5 SHARES ($)	56	213	384	879

CLASS R6 SHARES ($)	46	177	320	736

A C I Shares | JPMorgan Core Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN INCOME FUNDS
JPMorgan Core Bond Fund
(each, a “Fund” and collectively, the “Funds”)
(each a series of JPMorgan Trust II)
(All Share Classes)
Supplement dated September 15, 2025
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2025, the Board of Trustees of JPMorgan Trust II has approved net expense ratio reductions for the Funds. Therefore, the “Annual Fund Operating Expenses” and “Example” tables in the Summary Prospectuses and Prospectuses for the Funds are hereby deleted in their entirety and replaced with the corresponding tables below:
Core Bond Fund
Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.28%	0.28%	0.28%

Distribution (Rule 12b‑1) Fees	0.25	0.75	NONE

Other Expenses	0.30	0.30	0.30

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses	0.05	0.05	0.05

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	0.84	1.34	0.59

Fee Waivers and/or Expense Reimbursements[1]	-0.14	-0.14	-0.14

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.70	1.20	0.45
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.70%, 1.20% and 0.45% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	444	620	810	1,361

CLASS C SHARES ($)	222	411	721	1,463

CLASS I SHARES ($)	46	175	315	725

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	444	620	810	1,361

CLASS C SHARES ($)	122	411	721	1,463

CLASS I SHARES ($)	46	175	315	725

A C I Shares | JPMorgan High Yield Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN INCOME FUNDS
JPMorgan High Yield Fund
(each, a “Fund” and collectively, the “Funds”)
(each a series of JPMorgan Trust II)
(All Share Classes)
Supplement dated September 15, 2025
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2025, the Board of Trustees of JPMorgan Trust II has approved net expense ratio reductions for the Funds. Therefore, the “Annual Fund Operating Expenses” and “Example” tables in the Summary Prospectuses and Prospectuses for the Funds are hereby deleted in their entirety and replaced with the corresponding tables below:
High Yield Fund
Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.50%	0.50%	0.50%

Distribution (Rule 12b‑1) Fees	0.25	0.75	NONE

Other Expenses	0.35	0.35	0.34

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses	0.10	0.10	0.09

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.11	1.61	0.85

Fee Waivers and/or Expense Reimbursements[1]	-0.26	-0.26	-0.25

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.85	1.35	0.60
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.85%, 1.35% and 0.60% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds for all Share Classes. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	459	690	939	1,654

CLASS C SHARES ($)	237	483	852	1,755

CLASS I SHARES ($)	61	246	447	1,026

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	459	690	939	1,654

CLASS C SHARES ($)	137	483	852	1,755

CLASS I SHARES ($)	61	246	447	1,026

R2 R3 R4 R5 R6 Shares | JPMorgan Core Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN INCOME FUNDS
JPMorgan Core Bond Fund
(each, a “Fund” and collectively, the “Funds”)
(each a series of JPMorgan Trust II)
(All Share Classes)
Supplement dated September 15, 2025
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2025, the Board of Trustees of JPMorgan Trust II has approved net expense ratio reductions for the Funds. Therefore, the “Annual Fund Operating Expenses” and “Example” tables in the Summary Prospectuses and Prospectuses for the Funds are hereby deleted in their entirety and replaced with the corresponding tables below:
Core Bond Fund
Class R2, Class R3, Class R4, Class R5 and Class R6 Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R3		Class R4		Class R5		Class R6
Management Fees	0.28%		0.28%		0.28%		0.28%		0.28%

Distribution (Rule 12b‑1) Fees	0.50		0.25		NONE		NONE		NONE

Other Expenses	0.31		0.30		0.30		0.15		0.05

Service Fees		0.25		0.25		0.25		0.10		NONE

Remainder of Other Expenses		0.06		0.05		0.05		0.05		0.05

Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01		0.01

Total Annual Fund Operating Expenses	1.10		0.84		0.59		0.44		0.34

Fee Waivers and/or Expense Reimbursements[1]	-0.05		-0.04		-0.04		-0.04		-0.04

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.05		0.80		0.55		0.40		0.30
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.05%, 0.80%, 0.55%, 0.40% and 0.30% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	107	345	601	1,336
CLASS R3 SHARES ($)	82	264	462	1,033
CLASS R4 SHARES ($)	56	185	325	734
CLASS R5 SHARES ($)	41	137	242	551

CLASS R6 SHARES ($)	31	105	187	427

R2 R3 R4 R5 R6 Shares | JPMorgan High Yield Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
J.P. MORGAN INCOME FUNDS
JPMorgan High Yield Fund
(each, a “Fund” and collectively, the “Funds”)
(each a series of JPMorgan Trust II)
(All Share Classes)
Supplement dated September 15, 2025
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2025, the Board of Trustees of JPMorgan Trust II has approved net expense ratio reductions for the Funds. Therefore, the “Annual Fund Operating Expenses” and “Example” tables in the Summary Prospectuses and Prospectuses for the Funds are hereby deleted in their entirety and replaced with the corresponding tables below:
High Yield Fund
Class R2, Class R3, Class R4, Class R5 and Class R6 Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2		Class R3		Class R4		Class R5		Class R6
Management Fees	0.50%		0.50%		0.50%		0.50%		0.50%

Distribution (Rule 12b‑1) Fees	0.50		0.25		NONE		NONE		NONE

Other Expenses	0.40		0.35		0.46		0.21		0.09

Service Fees		0.25		0.25		0.25		0.10		NONE

Remainder of Other Expenses		0.15		0.10		0.21		0.11		0.09

Acquired Fund Fees and Expenses	0.01		0.01		0.01		0.01		0.01

Total Annual Fund Operating Expenses	1.41		1.11		0.97		0.72		0.60

Fee Waivers and/or Expense Reimbursements[3]	-0.21		-0.16		-0.27		-0.17		-0.15

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.20		0.95		0.70		0.55		0.45
1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.20%, 0.95%, 0.70%, 0.55% and 0.45% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26 at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	122	426	751	1,673

CLASS R3 SHARES ($)	97	337	596	1,337

CLASS R4 SHARES ($)	72	282	510	1,165

CLASS R5 SHARES ($)	56	213	384	879

CLASS R6 SHARES ($)	46	177	320	736